Note 12 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Abstract]
Taxes at statutory rate (in Dollars)	$ 258	$ (6,471)
Taxes at statutory rate	34.00%	34.00%
State income tax—net (in Dollars)	33	(816)
State income tax—net	4.30%	4.30%
Section 382 write-down (in Dollars)	2,381	3,123
Section 382 write-down	315.50%	(16.40%)
Change in valuation allowance (in Dollars)	(1,991)	4,634
Change in valuation allowance	(263.80%)	(24.40%)
Earnings on life insurance policies (in Dollars)	(269)	(262)
Earnings on life insurance policies	(35.60%)	1.40%
Nontaxable investments (in Dollars)	(409)	(263)
Nontaxable investments	(54.10%)	1.40%
Other—net (in Dollars)	$ (3)	$ 55
Other—net	(0.30%)	(0.30%)
Total	0.00%	0.00%